                        OPPENHEIMER GLOBAL FUND
               Supplement dated September 30, 2005 to the
                   Prospectus dated November 26, 2004

This supplement amends the Prospectus dated November 26, 2004 of
Oppenheimer Global Fund (the "Fund"), and is in addition to the
Prospectus supplements dated February 18, 2005 and September 30, 2005.

The Prospectus is revised as follows:

     Effective October 1, 2005, the paragraph captioned "How the Fund is Managed
     - Portfolio Managers" on page 12 is deleted in its entirety and replaced by the following:

          Portfolio Manager. The portfolio manager of the Fund is Rajeev Bhaman, who is the person  primarily  responsible for the day-to-day  management of the Fund's  investments.  Mr. Bhaman,  CFA, is a Vice President of the Fund
     and has been a portfolio manager of the Fund since August 2004. He has been a Vice  President  of the  Manager  since  January  1997 and is a portfolio manager  of other  portfolios  in the  OppenheimerFunds  complex.  Prior to joining the Manager in 1996,  Mr.  Bhaman was employed at Barclays de Zoete
     Wedd Inc., concentrating on Asian research and research sales.

September 30, 2005                                            PS0330.038

                        OPPENHEIMER GLOBAL FUND

               Supplement dated September 30, 2005 to the
      Statement of Additional Information dated November 26, 2004, revised February 3, 2005

This supplement amends the Statement of Additional Information dated
November 26, 2004, as revised February 3, 2005, and is in addition to the supplements dated February 18, 2005, August 16, 2005 and September
30, 2005:

1. Effective October 1, 2005, the first sentence of the second paragraph under the list of Board I funds on page 28 is replaced with the following:

      "Messrs. Bhaman, Gillespie, Murphy, Petersen, Vandehey, Vottiero,
   Wixted and Zack and Mss. Bloomberg and Ives hold the same offices with one or more of the other Board I Funds as with the Fund."

2. The paragraph following the chart titled "Independent Trustees" on page 30 is deleted in its entirety and replaced by the following:

      "The address of the Officers in the chart below is as follows:
   for Messrs. Bhaman, Gillespie, Murphy and Zack and Ms. Bloomberg,
   Two World Financial Center, 225 Liberty Street, New York, NY
   10281-1008, for Messrs. Petersen, Vandehey, Vottiero, and Wixted and
   Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
   Officer serves for an indefinite term or until his or her
   resignation, death or removal."

3. The chart titled "Officers of the Fund," beginning on page 30, is amended by deleting the biographies of William L. Wilby and Wayne Miao.

September 30, 2005                                                   PX330.012